UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 1, 2006

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$5,715,834,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    60718   209735 SH       Sole                   177037             32698
Altera Corporation             COM              021441100   220120 10664744 SH       Sole                  9653104           1011640
Apache                         COM              037411105   117051  1786761 SH       Sole                  1711941             74820
Autoliv Inc                    COM              052800109      266     4700 SH       Sole                     4700
Baker Hughes Inc.              COM              057224107   281937  4121886 SH       Sole                  3767652            354234
Berkley W R Corp.              COM              084423102     1744    30036 SH       Sole                    30036
Blue Nile Inc                  COM              09578R103      838    23800 SH       Sole                    23800
Borg Warner Inc                COM              099724106     6785   113000 SH       Sole                   101500             11500
Burlington Resources           COM              122014103   123102  1339380 SH       Sole                  1272680             66700
Carmax Inc.                    COM              143130102    28165   861848 SH       Sole                   764248             97600
Cimarex Energy Co.             COM              171798101    52427  1211909 SH       Sole                  1017589            194320
Citigroup Inc.                 COM              172967101   149503  3165429 SH       Sole                  2890529            274900
Coca Cola                      COM              191216100   107845  2575707 SH       Sole                  2352907            222800
Comcast Corp.                  COM              20030N101     3887   148571 SH       Sole                   136761             11810
Comcast Corp. Cl A Special     COM              20030N200   246400  9433399 SH       Sole                  8633539            799860
Conocophillips                 COM              20825c104      507     8032 SH       Sole                     8032
Costco Wholesalers Corp        COM              22160K105   126484  2335375 SH       Sole                  2243475             91900
Dell Inc.                      COM              24702R101   225310  7570917 SH       Sole                  6964340            606577
Discovery Holding              COM              25468Y107    92180  6145345 SH       Sole                  5734075            411270
Dolby Laboratories Inc Class A COM              25659T107      313    15000 SH       Sole                    15000
Dresser-Rand Group             COM              261608103     1491    60000 SH       Sole                    60000
E.W. Scripps Co. Cl A          COM              811054204    26411   590714 SH       Sole                   562414             28300
Encana Corp                    COM              292505104      280     6000 SH       Sole                     6000
Equity Residential             COM              29476L107     1207    25800 SH       Sole                      600             25200
L-3 Communications Holdings In COM              502424104   186494  2173839 SH       Sole                  1953205            220634
Liberty Global Class C         COM              530555309   160440  8123529 SH       Sole                  7494735            628794
Liberty Global Inc.            COM              530555101    99608  4866028 SH       Sole                  4448834            417194
Liberty Media Corporation New  COM              530718105   270159 32906076 SH       Sole                 30421252           2484824
Microsoft Corp.                COM              594918104   291898 10727599 SH       Sole                  9828113            899486
Millipore Corp.                COM              601073109    11631   159200 SH       Sole                   150100              9100
National Grid PLC (ADR)        COM              636274300    17041   343355 SH       Sole                   197184            146171
National Instruments Corp.     COM              636518102   123715  3792602 SH       Sole                  3597052            195550
Neustar Inc-Class A            COM              64126X201     7232   233300 SH       Sole                   225500              7800
Newfield Exploration Co.       COM              651290108   139324  3325165 SH       Sole                  2933365            391800
Noble Energy Inc.              COM              655044105   119393  2718421 SH       Sole                  2380591            337830
Novartis AG (ADR)              COM              66987V109     6381   115100 SH       Sole                   115100
Praxair, Inc.                  COM              74005P104   221567  4017536 SH       Sole                  3811765            205771
Progressive Corp.              COM              743315103   163573  1568892 SH       Sole                  1431925            136967
Rogers Communications          COM              775109200    40094  1050961 SH       Sole                   847094            203867
Sanofi-Aventis (ADR)           COM              80105N105   258171  5440901 SH       Sole                  4977367            463534
Schlumberger                   COM              806857108    15255   120530 SH       Sole                   120530
Scottish Re Group Ltd.         COM              G7885T104    24383   982785 SH       Sole                   916485             66300
St. Paul Travelers             COM              792860108   146186  3498119 SH       Sole                  3136918            361201
Symantec Corp.                 COM              871503108    81368  4834727 SH       Sole                  4434327            400400
Teradyne Inc.                  COM              880770102     5284   340715 SH       Sole                   287715             53000
Texas Instruments              COM              882508104    13117   403960 SH       Sole                   374060             29900
UnitedHealth Group Inc.        COM              91324P102   307258  5500498 SH       Sole                  5024694            475804
Verifone Holdings Inc.         COM              92342y109     6949   229400 SH       Sole                   229400
Vodafone Group PLC (ADR)       COM              92857W100   170793  8171925 SH       Sole                  7745225            426700
Wachovia Corp.                 COM              929903102   286793  5116741 SH       Sole                  4694132            422609
Wal Mart                       COM              931142103   114895  2432163 SH       Sole                  2273363            158800
Waste Management Inc.          COM              94106L109   310195  8787383 SH       Sole                  8005083            782300
White Mountains Insurance Grou COM              g9618e107     5526     9295 SH       Sole                     9095               200
Willis Group Holdings Ltd.     COM              G96655108   236139  6892546 SH       Sole                  6318846            573700